Events after the reporting period	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

Note 20	Events after the reporting period
Valneva expands partnership with CEPI
On July 22, 2024 Valneva announced that it has expanded the partnership with the Coalition for Epidemic Preparedness Innovations (CEPI) to support broader access to the world’s first chikungunya vaccine, IXCHIQ, in Low- and Middle-Income countries (LMICs), as well as post-marketing trials and potential label extensions in children, adolescents and pregnant women. CEPI will provide Valneva up to $41.3 million of additional funding over the next five years, with support from the European Union’s (EU) Horizon Europe program.
The project will help generate additional data to potentially support extended IXCHIQ labels in chikungunya-endemic countries and vulnerable populations at risk of being infected with this debilitating mosquito-borne disease.
The expanded partnership strengthens an earlier agreement, which awarded Valneva $24.6 million in CEPI-EU funding to develop, manufacture, and market its single-shot vaccine in certain LMICs affected by chikungunya. Under this initial agreement, Valneva partnered with Brazil’s Instituto Butantan in 2021 and conducted an adolescent clinical trial in Brazil to support licensure of the vaccine in this country.

Strategic Partnership with LimmaTech for development of Shigella vaccine
On August 1, 2024 Valneva announced that it has entered into a strategic partnership with LimmaTech Biologics AG (Schlieren, Switzerland), a clinical-stage biotech company developing vaccines for the prevention of life-threatening diseases.
This includes an exclusive licensing agreement for the development, manufacturing and commercialization of Shigella4V (S4V), a tetravalent bioconjugate vaccine candidate against shigellosis.
Under the terms of the agreement with Valneva, LimmaTech will receive an upfront payment of €10 million and be eligible to receive additional regulatory, development and sales-based milestone payments as well as low double-digit royalties on sales.
LimmaTech will be responsible for conducting a Phase 2 Controlled Human Infection Model (CHIM) and a Phase 2 pediatric study in LMICs. Both clinical trials are expected to begin in the second half of 2024. Valneva will assume all further development, including CMC (chemistry, manufacturing and controls) and regulatory activities, and be responsible for its commercialization worldwide if approved.